INTANGIBLE ASSETS - Accumulated Amortization (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	$ 11,635
Cost at end of year	12,155
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	(880)	$ (576)
Amortization	(228)	(173)
Foreign currency translation	(20)	62
Cost at end of year	$ (1,128)	$ (687)